Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Stock Option Activity
A summary of the Company’s stock option activity (except options to non-employees) and related information for the year ended March 31, 2013 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at March 31, 2012	329,055	$2.38—$68.51	$25.99
Exercised	(291,555)	$2.38—$54.53	$22.58
Forfeited	(12,000)	$39.03—$68.51	$52.66
Granted	—	$—	$—

Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32	0.89	$220

Exercisable at March 31, 2013	25,500		$52.32	0.89	$220

Vested at March 31, 2013	25,500		$52.32	0.89	$220

Summary of Stock Options Outstanding and Exercisable

The stock options outstanding and exercisable as of March 31, 2013 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of March 31, 2013	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of March 31, 2013	Weighted- average exercise price
		(in years)
$24.68 – $30.00	2,750	1.58	$25.19	2,750	$25.19
$30.01 – $40.00	2,000	1.83	$30.02	2,000	$30.02
$40.01 – $68.51	20,750	0.71	$58.06	20,750	$58.06

	25,500	0.89	$52.32	25,500	$52.32

Summary of Net Income Per Share
Net income per share:

	Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11	$64,078	40,271,669	$1.59
Effect of dilutive securities:
Stock options	—	37,508	—	—	112,578	—	—	85,943	—	—	68,169	—
Sun Stock Warrants	—		—	—		—	—		—	—	1,510,486	—

Diluted EPS:	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11	$64,078	41,850,324	$1.53